Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.2%
ABFC Trust
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 0.83% (A), 06/25/2034	$ 132,858	$ 130,272
Anchorage Capital CLO 16, Ltd.
Series 2020-16A, Class A,
3-Month LIBOR + 1.40%, 1.60% (A), 10/20/2031 (B)	1,300,000	1,303,206
Apres Static CLO, Ltd.
Series 2019-1A, Class A1R,
3-Month LIBOR + 1.07%, 0.00% (A), 10/15/2028 (B)	1,723,844	1,724,204
Aqueduct European CLO
Series 2017-1A, Class AR,
0.64% (A), 07/20/2030 (B) (C)	EUR 1,700,000	2,063,034
Aurium CLO II DAC
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	1,726,644	2,095,143
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	1,586,755	1,926,145
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.11% (A), 03/25/2035	$ 751,175	750,420
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 0.78% (A), 12/25/2035	2,275,693	2,274,953
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 0.79% (A), 02/25/2036	421,898	421,462
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.37% (A), 12/25/2036	2,694,453	2,510,187
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 0.24% (A), 04/25/2031	56,057	119,568
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.79% (A), 10/25/2032	2,541	2,524
BlueMountain CLO, Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 1.18%, 1.40% (A), 10/22/2030 (B)	1,499,990	1,500,161
BlueMountain Fuji CLO II DAC
Series 2017-2A, Class AR,
3-Month EURIBOR + 0.65%, 0.00% (A), 07/15/2030 (B) (C)	EUR 1,400,000	1,698,969
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 0.20% (A), 01/25/2037	$ 307,852	123,111

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CBAM, Ltd.
Series 2018-8A, Class A1,
3-Month LIBOR + 1.12%, 1.34% (A), 10/20/2029 (B)	$ 1,600,000	$ 1,599,962
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 1.08% (A), 10/25/2027 (B)	1,768,294	1,768,719
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.08% (A), 10/25/2034	1,437,685	1,428,250
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.40% (A), 10/25/2037 (B)	604,974	637,658
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.52% (A), 10/25/2046	358,703	356,096
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 0.73% (A), 06/25/2036	400,000	394,338
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	446,757	448,852
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.59% (A), 05/25/2036	1,500,000	1,484,467
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.27% (A), 02/25/2037	714,318	678,770
Denali Capital CLO X LLC
Series 2013-1A, Class A1LR,
3-Month LIBOR + 1.05%, 1.27% (A), 10/26/2027 (B)	876,956	877,167
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 1.12% (A), 04/20/2028 (B)	1,354,011	1,354,313
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.14% (A), 10/15/2027 (B)	1,218,326	1,218,581
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/16/2024 (B)	2,000,000	2,052,933
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.06% (A), 10/25/2034	1,383,804	1,370,591
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.44% (A), 10/25/2036	2,000,000	1,671,498
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.07% (A), 01/16/2026 (B)	321,204	321,272

Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gulf Stream Meridian 2, Ltd.
Series 2020-IIA, Class A1A2,
3-Month LIBOR + 1.40%, 1.64% (A), 10/15/2029 (B)	$ 1,300,000	$ 1,301,738
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.73% (A), 11/25/2032	1,026	947
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.35% (A), 04/25/2037	390,834	333,209
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 1.07% (A), 01/17/2028 (B)	1,112,456	1,112,652
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 0.39% (A), 03/25/2037	3,147,189	3,103,121
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.13% (A), 01/14/2028 (B)	856,360	856,536
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.26% (A), 05/15/2028 (B)	867,697	867,704
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 1.74% (A), 08/20/2024 (B)	1,232,428	1,277,430
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 0.47% (A), 04/25/2037	1,513,744	1,023,399
MF1, Ltd.
Series 2020-FL4, Class A,
1-Month LIBOR + 1.70%, 1.83% (A), 11/15/2035 (B)	1,600,000	1,605,361
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	112,145	87,130
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	166,405	107,387
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 1.42% (A), 04/18/2025 (B)	39,296	39,305
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.04% (A), 10/15/2026 (B)	462,265	462,362
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 0.31% (A), 05/25/2036	45,863	43,562

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 1.09% (A), 07/15/2027 (B)	$ 703,132	$ 703,279
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 0.44% (A), 04/25/2037	3,881,712	2,723,876
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 0.93% (A), 07/25/2035	395,110	394,250
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 0.52% (A), 02/25/2036	304,317	301,413
Santander Drive Auto Receivables Trust
Series 2020-2, Class A2A,
0.62%, 05/15/2023	759,619	760,494
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 0.19% (A), 12/25/2036	59,213	18,502
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 0.34% (A), 01/25/2027	582,302	579,861
Sound Point CLO XII, Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.27% (A), 10/20/2028 (B)	2,000,000	2,000,222
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 1.11% (A), 01/20/2028 (B)	412,534	412,626
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 0.96% (A), 05/25/2035	1,594,828	1,581,029
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 0.40% (A), 03/25/2036	740,519	697,465
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 1.37% (A), 01/17/2026 (B)	96,386	96,407
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 1.39% (A), 01/17/2026 (B)	96,386	96,392
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 1.17% (A), 04/17/2028 (B)	1,185,476	1,185,737
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.33% (A), 10/20/2028 (B)	2,290,021	2,290,532

Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	$ 2,163	$ 2,240
Series 2004-20C, Class 1,
4.34%, 03/01/2024	20,093	20,779
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 1.02% (A), 02/28/2026 (B)	958,673	958,754
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.72%, 0.85% (A), 12/25/2035	4,549,036	4,529,899
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 1.15% (A), 04/17/2027 (B)	361,806	362,006

Total Asset-Backed Securities (Cost $ 61,986,070)		68,244,432

CORPORATE DEBT SECURITIES - 35.9%
Aerospace & Defense - 0.5%
BAE Systems PLC
1.90%, 02/15/2031 (B)	1,400,000	1,394,999
Boeing Co.
2.75%, 02/01/2026	1,900,000	1,988,986

		3,383,985

Airlines - 0.7%
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	1,552,165	1,553,967
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,147,755	1,084,629
United Airlines Pass-Through Trust
5.88%, 04/15/2029	1,561,320	1,743,229

		4,381,825

Automobiles - 1.0%
BMW Finance NV
2.25%, 08/12/2022 (B)	1,700,000	1,747,994
Nissan Motor Co., Ltd.
2.65%, 03/17/2026 (D)	EUR 1,300,000	1,682,778
4.81%, 09/17/2030 (B)	$ 1,600,000	1,780,912
Volkswagen Bank GmbH
2.50%, 07/31/2026, MTN (D)	EUR 1,200,000	1,626,234

		6,837,918

Banks - 7.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	$ 1,900,000	2,085,003
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025, MTN	1,500,000	1,511,727
3-Month LIBOR + 0.79%, 1.02% (A), 03/05/2024, MTN	1,000,000	1,009,970
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.18% (A), 07/20/2023 (B)	2,200,000	2,237,808
Barclays Bank PLC
7.63%, 11/21/2022	805,000	894,584
10.18%, 06/12/2021 (B)	1,840,000	1,903,619

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (D)	GBP 600,000	$ 843,534
3.68%, 01/10/2023	$ 1,100,000	1,131,505
BBVA USA
3-Month LIBOR + 0.73%, 0.95% (A), 06/11/2021	1,800,000	1,803,395
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	1,600,000	1,628,609
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.66% (A), 09/01/2023	500,000	508,997
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (E)	1,800,000	1,872,094
Discover Bank
4.20%, 08/08/2023	1,800,000	1,963,447
JPMorgan Chase & Co.
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,883,430
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,942,915
Lloyds Banking Group PLC
4.00%, 03/07/2025, MTN	AUD 2,000,000	1,683,577
Fixed until 06/27/2025 (F), 4.95% (A) (D)	EUR 500,000	653,041
Fixed until 06/27/2023 (F), 7.63% (A) (D)	GBP 700,000	1,040,629
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	$ 1,500,000	1,528,850
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,276,838
Natwest Group PLC
Fixed until 08/15/2021 (F), 8.63% (A)	800,000	828,000
NatWest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 1,700,000	2,080,030
Societe Generale SA
4.25%, 09/14/2023 (B)	$ 1,800,000	1,957,861
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	1,600,000	1,598,984
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	1,600,000	1,636,517
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,712,608
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,814,954
Virgin Money PLC
Fixed until 09/25/2025, 4.00% (A), 09/25/2026, MTN (D)	GBP 100,000	149,803
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	$ 1,800,000	1,898,110

		47,080,439

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 06/01/2060	1,500,000	1,829,641
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,361,834
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,642,723

		4,834,198

Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.2%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.46% (A), 06/12/2024 (B)	$ 1,800,000	$ 1,835,130
Fixed until 12/18/2024 (F), 6.25% (A) (B)	400,000	437,496
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/2022	1,000,000	1,053,140
Deutsche Bank AG
3.95%, 02/27/2023	1,900,000	2,017,176
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,667,326
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 1.39% (A), 05/15/2026	1,600,000	1,632,446
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,100,000	1,080,198
Nomura Holdings, Inc.
2.68%, 07/16/2030	1,200,000	1,254,861
UBS AG
7.63%, 08/17/2022	600,000	662,320

		14,640,093

Chemicals - 0.6%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (B)	1,600,000	1,629,687
Syngenta Finance NV
3.93%, 04/23/2021 (B)	1,200,000	1,205,070
5.18%, 04/24/2028 (B)	1,300,000	1,405,273

		4,240,030

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	272,468	261,572
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (G)	2,023,048	308,515
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 03/01/2021 (B) (F)	266,175	1,863

		571,950

Consumer Finance - 2.5%
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,700,376
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,166,671
3.35%, 05/04/2021 (B)	1,600,000	1,612,181
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.22% (A), 11/15/2023, MTN	EUR 1,400,000	1,625,350
3-Month LIBOR + 1.24%, 1.46% (A), 02/15/2023	$ 1,200,000	1,168,500
1.74%, 07/19/2024, MTN	EUR 1,500,000	1,804,881
5.88%, 08/02/2021	$ 900,000	916,875
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,716,017
Hyundai Capital America
0.80%, 01/08/2024 (B)	1,700,000	1,694,512
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.69%, 0.94% (A), 09/28/2022 (B)	1,600,000	1,592,379
2.60%, 09/28/2022 (B)	500,000	513,059

		16,510,801

Diversified Financial Services - 1.4%
BGC Partners, Inc.
5.38%, 07/24/2023	1,500,000	1,633,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	$ 1,800,000	$ 2,079,868
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,643,217
4.13%, 07/15/2023 (B)	1,800,000	1,924,783
Tayarra, Ltd.
3.63%, 02/15/2022	1,004,874	1,020,841
Washington Prime Group, LP
6.45%, 08/15/2024	1,000,000	705,210

		9,007,616

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	1,500,000	1,479,427
2.75%, 06/01/2031	1,800,000	1,878,638
Verizon Communications, Inc.
3.38%, 02/15/2025	2,590,000	2,847,962

		6,206,027

Electric Utilities - 2.6%
Alabama Power Co.
1.45%, 09/15/2030	700,000	691,819
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,800,000	1,909,498
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,692,090
FirstEnergy Corp.
3.35%, 07/15/2022	1,500,000	1,528,200
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,562,217
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.60% (A), 11/15/2021	1,600,000	1,603,853
1.75%, 06/16/2022	900,000	902,417
3.15%, 01/01/2026	1,800,000	1,927,565
3.75%, 02/15/2024 (H)	1,700,000	1,823,414
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	2,093,277
Southern Power Co.
0.90%, 01/15/2026	1,700,000	1,698,160

		17,432,510

Entertainment - 0.3%
Walt Disney Co.
3.60%, 01/13/2051	1,500,000	1,704,485

Equity Real Estate Investment Trusts - 3.9%
Agree, LP
2.90%, 10/01/2030	1,600,000	1,688,788
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,300,000	1,266,741
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,901,590
3.38%, 05/15/2024	2,200,000	2,382,150
Boston Properties, LP
3.40%, 06/21/2029	1,600,000	1,769,325
Crown Castle International Corp.
3.70%, 06/15/2026	1,700,000	1,906,258
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,466,211
Federal Realty Investment Trust
3.50%, 06/01/2030	600,000	663,310
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	1,400,000	1,386,915
Mid-America Apartments, LP
1.70%, 02/15/2031	1,500,000	1,474,229

Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
National Retail Properties, Inc.
3.50%, 10/15/2027	$ 1,600,000	$ 1,776,035
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,600,000	1,664,719
Service Properties Trust
4.35%, 10/01/2024	1,600,000	1,571,280
Spirit Realty, LP
4.00%, 07/15/2029	1,500,000	1,674,098
VEREIT Operating Partnership, LP
3.40%, 01/15/2028	1,500,000	1,648,809
Welltower, Inc.
2.75%, 01/15/2031 (I)	1,500,000	1,579,621

		25,820,079

Food & Staples Retailing - 0.3%
Auchan Holding SA
2.88%, 01/29/2026, MTN (D)	EUR 1,500,000	2,027,841

Food Products - 0.2%
ConAgra Brands, Inc.
1.38%, 11/01/2027	$ 1,600,000	1,597,641

Health Care Providers & Services - 0.9%
Anthem, Inc.
2.38%, 01/15/2025	1,900,000	2,016,192
Cigna Corp.
3-Month LIBOR + 0.89%, 1.13% (A), 07/15/2023	1,100,000	1,112,516
CVS Health Corp.
3.63%, 04/01/2027	2,300,000	2,599,826

		5,728,534

Hotels, Restaurants & Leisure - 1.4%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,524,278
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,810,767
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,621,724
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,511,250
5.50%, 03/01/2025 (B)	1,800,000	1,858,500

		9,326,519

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,895,146

Insurance - 0.8%
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	1,828,440	1,835,297
Empower Finance, LP
1.36%, 09/17/2027 (B)	1,600,000	1,609,072
Guardian Life Global Funding
1.25%, 11/19/2027 (B)	1,600,000	1,596,901

		5,041,270

Internet & Direct Marketing Retail - 0.3%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	1,500,000	1,733,473

IT Services - 0.2%
Amdocs, Ltd.
2.54%, 06/15/2030 (I)	1,500,000	1,544,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	$ 600,000	$ 630,306

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,200,000	1,246,578
Chevron Corp.
2.24%, 05/11/2030	1,800,000	1,883,636
Continental Resources, Inc.
5.00%, 09/15/2022 (I)	327,000	327,409
Marathon Oil Corp.
2.80%, 11/01/2022	340,000	348,709
Shell International Finance BV
2.75%, 04/06/2030	1,600,000	1,726,309

		5,532,641

Pharmaceuticals - 1.1%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.23% (A), 12/15/2023 (B)	2,200,000	2,229,741
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,000,000	1,008,167
Teva Pharmaceutical Finance II BV
4.50%, 03/01/2025	EUR 1,100,000	1,397,378
Teva Pharmaceutical Finance III BV
6.00%, 04/15/2024	$ 1,100,000	1,158,465
Utah Acquisition Sub, Inc.
3.15%, 06/15/2021	1,800,000	1,813,999

		7,607,750

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 1.09% (A), 08/15/2021	2,100,000	2,105,538

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (D)	GBP 750,814	1,383,501

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.46%, 09/15/2026	$ 1,917,000	2,108,966
3.50%, 02/15/2041 (B)	1,700,000	1,714,232
4.30%, 11/15/2032	1,400,000	1,614,749
5.00%, 04/15/2030	500,000	595,386
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	2,107,516
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,134,013

		10,274,862

Software - 0.8%
Citrix Systems, Inc.
3.30%, 03/01/2030	1,400,000	1,505,691
Oracle Corp.
3.85%, 04/01/2060	1,300,000	1,499,187
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,486,181

		5,491,059

Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	$ 2,200,000	$ 2,416,423
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 0.96% (A), 10/05/2021	1,500,000	1,500,330

		3,916,753

Tobacco - 0.5%
BAT International Finance PLC
1.67%, 03/25/2026	1,500,000	1,522,317
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,813,661
3.75%, 07/21/2022 (B)	297,000	308,868

		3,644,846

Wireless Telecommunication Services - 1.1%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,561,133
7.38%, 05/01/2026 (B)	$ 900,000	943,209
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	1,400,000	1,433,992
3.75%, 04/15/2027 (B)	1,600,000	1,798,096
Vodafone Group PLC
3-Month LIBOR + 0.99%, 1.21% (A), 01/16/2024	1,700,000	1,727,355

		7,463,785

Total Corporate Debt Securities (Cost $ 229,516,911)		239,598,134

FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Brazil - 3.7%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2021 - 10/01/2021	BRL 137,800,000	25,000,777

Israel - 0.3%
Israel Government International Bond
3.88%, 07/03/2050	$ 1,900,000	2,251,272

Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	1,700,000	1,904,527
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	2,900,000	3,118,950

		5,023,477

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,400,000	1,433,264

Peru - 0.9%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	2,085,307
5.94%, 02/12/2029 (D)	2,000,000	672,680
6.15%, 08/12/2032 (D)	2,000,000	655,402
6.35%, 08/12/2028 (D)	1,000,000	344,741
8.20%, 08/12/2026 (D)	5,600,000	2,073,865

		5,831,995

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.7%
Qatar Government International Bond
3.38%, 03/14/2024 (D)	$ 2,100,000	$ 2,269,760
4.00%, 03/14/2029 (D)	2,100,000	2,464,875

		4,734,635

Total Foreign Government Obligations (Cost $ 43,369,561)		44,275,420

MORTGAGE-BACKED SECURITIES - 8.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	1,600,000	1,785,989
A10 Bridge Asset Financing LLC
Series 2020-C, Class A,
2.02%, 08/15/2040 (B)	1,366,857	1,367,004
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.67% (A), 08/25/2035	853,031	585,167
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	102,573	90,966
Series 2006-J8, Class A2,
6.00%, 02/25/2037	129,536	81,506
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.32% (A), 09/20/2046	413,302	369,722
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.34%, 0.47% (A), 07/25/2046	130,699	171,125
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.34%, 0.47% (A), 11/25/2036	65,630	73,169
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	154,156	120,331
Series 2007-HY4, Class 1A1,
2.84% (A), 06/25/2037	238,937	214,952
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,263,907	665,758
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 1.13% (A), 06/15/2035 (B)	2,200,000	2,189,027
Banc of America Funding Trust
Series 2005-D, Class A1,
3.27% (A), 05/25/2035	78,241	81,300
Series 2006-4, Class A12,
6.00%, 07/25/2036	645,433	609,234
Series 2006-J, Class 4A1,
3.37% (A), 01/20/2047	17,762	16,926
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.21% (A), 11/25/2036	638,439	491,151
Series 2006-6, Class 32A1,
3.11% (A), 11/25/2036	155,988	103,303
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.08% (A), 08/25/2033	85,883	86,735
Series 2003-8, Class 2A1,
2.31% (A), 01/25/2034	3,067	3,172
Series 2003-8, Class 4A1,
2.74% (A), 01/25/2034	27,873	28,704
Series 2006-4, Class 1A1,
3.35% (A), 10/25/2036	24,595	24,811

Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.92% (A), 01/26/2036	$ 72,722	$ 59,038
Benchmark Mortgage Trust
Series 2019-B9, Class A5,
4.02%, 03/15/2052	1,600,000	1,881,622
BFLD Trust
Series 2020-EYP, Class A,
1-Month LIBOR + 1.15%, 1.28% (A), 10/15/2035 (B)	1,300,000	1,312,997
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,941,702
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 0.38% (A), 08/25/2035 (B)	35,737	36,410
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 12A1,
3.06% (A), 08/25/2034	15,349	14,934
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.29% (A), 09/25/2035	19,557	20,176
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	653,050	652,623
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 0.78% (A), 12/25/2036	917,210	745,860
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,295,789	1,379,843
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,545,270
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.72% (A), 03/25/2032 (B)	172	162
Series 2003-AR15, Class 2A1,
3.26% (A), 06/25/2033	126,728	126,704
Series 2003-AR28, Class 2A1,
3.14% (A), 12/25/2033	661,480	651,941
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	178,606	175,152
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	107,286	71,456
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.20% (A), 08/25/2035	9,196	7,850
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.93% (A), 09/25/2035	11,217	11,647
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.03% (A), 12/19/2035	118,833	82,612
Series 2006-6, Class 5A1A,
3.09% (A), 08/19/2036	37,114	38,057

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 5,580,686	$ 7,673,890
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,701,908
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
2.99% (A), 08/25/2035	672,191	606,868
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.36%, 0.49% (A), 05/25/2036	771,972	730,480
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 1.13% (A), 06/15/2032 (B)	1,294,220	1,293,391
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 2.41% (A), 06/15/2035 (B)	1,744,354	1,746,181
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.19% (A), 01/01/2061 (D)	GBP 1,270,572	1,665,485
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (B)	$ 1,500,000	1,563,737
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.53% (A), 03/25/2036	87,939	4,814
Mill City Mortgage Loan Trust
Series 2019-GS2, Class M2,
3.25% (A), 08/25/2059 (B)	1,600,000	1,716,032
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,407,501
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.08% (A), 01/15/2026 (B)	1,000,000	1,005,001
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 1.53% (A), 08/25/2036	88,932	88,495
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	70,551	70,691
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.47% (A), 06/25/2035 (B)	243,289	229,913
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	419	439
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.37% (A), 06/12/2044 (D)	1,549,951	1,466,051
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 0.90% (A), 12/20/2034	452,057	455,079

Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2007-1, Class 1A1,
2.35% (A), 01/20/2047	$ 134,557	$ 103,148
Series 2007-3, Class 2AA1,
3.20% (A), 07/20/2037	775,674	713,665
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.89% (A), 10/20/2027	3,189	3,119
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.62% (A), 09/25/2034	78,089	79,423
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 1.90% (A), 01/25/2035	60,301	55,937
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.63% (A), 07/19/2035	8,138	7,850
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.63% (A), 07/19/2035	8,908	8,558
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.63% (A), 07/19/2035	22,787	22,863
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.69% (A), 02/25/2036	185,710	176,597
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.79% (A), 09/19/2032	2,558	2,533
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
2.48% (A), 06/25/2033	57,604	56,317
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 4,957,792	6,799,529
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.06% (A), 10/20/2051 (B)	1,611,656	2,214,758
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4,
2.92%, 10/15/2052	$ 1,300,000	1,408,090
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.78% (A), 09/25/2033	129,419	126,589
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
3.68% (A), 03/25/2036	615,640	576,773

Total Mortgage-Backed Securities (Cost $ 54,006,718)		55,697,813

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Florida - 0.2%
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	1,600,000	1,645,536

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	$ 170,000	$ 191,755
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,805,220
7.35%, 07/01/2035	1,015,000	1,270,729

		3,267,704

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	1,200,000	1,239,948

Total Municipal Government Obligations (Cost $ 5,616,309)		6,153,188

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.1%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 2.01% (A), 09/01/2035	7,344	7,652
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	10,853	10,851
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	489,656	491,285
12-Month LIBOR + 1.87%, 2.45% (A), 09/01/2035	39,027	39,270
3.50%, 07/01/2026 - 03/01/2027	474,393	505,241
1-Year CMT + 2.23%, 3.52% (A), 03/01/2034	27,226	28,740
4.50%, 08/01/2025	1,490	1,617
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	655	727
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.70% (A), 10/25/2044	103,884	105,350
12-MTA + 1.40%, 1.90% (A), 07/25/2044	100,188	100,002
6.50%, 07/25/2043	7,223	8,928
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.50% (A), 09/25/2042	100,377	100,683
12-MTA + 1.20%, 1.82% (A), 03/01/2044 - 10/01/2044	306,652	308,900
12-Month LIBOR + 1.25%, 2.15% (A), 07/01/2035	20,881	21,578
1-Year CMT + 2.04%, 2.29% (A), 09/01/2035	47,248	48,106
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	10,387	10,394
1-Year CMT + 2.19%, 2.44% (A), 01/01/2026	1,143	1,148
1-Year CMT + 2.22%, 3.04% (A), 01/01/2028	6,076	6,057
3.50%, 02/01/2026 - 06/01/2049	19,209,336	20,425,357
12-Month LIBOR + 1.71%, 3.71% (A), 03/01/2034	31,168	32,692
4.50%, 12/01/2024	53,833	56,475
5.00%, 08/01/2026 - 10/01/2029	224,849	242,191
6.00%, 07/01/2035 - 06/01/2040	676,746	805,725

Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
6.30%, 10/17/2038	$ 23,205	$ 23,203
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 6.97% (A), 07/25/2034	232,034	44,397
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.75% (A), 08/20/2065 - 10/20/2065	2,725,236	2,743,053
1-Month LIBOR + 0.95%, 1.10% (A), 12/20/2066	1,017,004	1,035,596
1-Month LIBOR + 1.00%, 1.15% (A), 12/20/2065	4,088,324	4,173,776
1-Year CMT + 1.50%, 2.88% (A), 05/20/2024	6,051	6,200
3.00%, 11/15/2049	661,359	691,880
4.00%, 03/15/2050	751,374	800,654
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 6.43% (A), 10/16/2033	117,553	12,181
(1.00) * 1-Month LIBOR + 6.60%, 6.47% (A), 08/16/2033 - 09/20/2034	753,681	74,136
Uniform Mortgage-Backed Security
2.00%, TBA (C)	72,300,000	74,336,023
2.50%, TBA (C)	20,500,000	21,532,086
3.00%, TBA (C)	9,400,000	9,888,176
3.50%, TBA (C)	7,600,000	8,084,203
5.00%, TBA (C)	700,000	733,557

Total U.S. Government Agency Obligations (Cost $146,946,230)		147,538,090

U.S. GOVERNMENT OBLIGATIONS - 27.1%
U.S. Treasury - 27.1%
U.S. Treasury Bond
1.38%, 11/15/2040	23,600,000	22,431,063
1.38%, 08/15/2050 (I) (J)	14,000,000	12,462,188
1.63%, 11/15/2050 (J)	1,300,000	1,230,734
2.88%, 08/15/2045 (I) (J)	7,800,000	9,521,484
2.88%, 05/15/2049 (J)	8,400,000	10,374,984
3.00%, 02/15/2048 (I) (J)	7,800,000	9,802,406
3.13%, 08/15/2044 (J)	10,800,000	13,689,844
4.25%, 05/15/2039 (I) (J)	900,000	1,294,277
4.38%, 11/15/2039 (J)	4,900,000	7,173,906
4.63%, 02/15/2040 (J)	700,000	1,055,523
U.S. Treasury Note
1.75%, 06/30/2024 (I) (J) (K)	4,200,000	4,415,414
1.88%, 07/31/2022 (L) (M)	900,000	923,660
1.88%, 08/31/2022 (J) (K) (L) (M)	4,000,000	4,110,625
2.00%, 12/31/2021 (I) (J)	60,100,000	61,142,359
2.00%, 10/31/2022 (I) (L)	400,000	413,063
2.25%, 08/15/2027 (J) (M)	4,800,000	5,278,500
2.38%, 05/15/2029 (J)	4,600,000	5,130,797
2.63%, 02/15/2029 (J)	9,500,000	10,772,481

Total U.S. Government Obligations (Cost $173,760,786)		181,223,308

	Shares	Value
COMMON STOCK - 0.0% (N)
Household Durables - 0.0% (N)
Urbi Desarrollos Urbanos SAB de CV (O)	381	$ 169

Total Common Stock (Cost $417,098)		169

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.0%
Japan - 1.0%
Japan Treasury Discount Bill
0.00% (P), 03/22/2021	JPY 690,000,000	6,588,267

Total Short-Term Foreign Government Obligation (Cost $6,638,929)		6,588,267

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.08% (P), 02/04/2021 (I)	$ 3,800,000	3,799,986
0.09% (P), 02/23/2021 (I) (L)	2,300,000	2,299,937

Total Short-Term U.S. Government Obligations (Cost $6,099,827)		6,099,923

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (P)	21,335,466	21,335,466

Total Other Investment Company (Cost $21,335,466)		21,335,466

	Principal	Value
REPURCHASE AGREEMENTS - 3.7%
Citigroup Global Markets, Inc., 0.07% (P), dated 01/29/2021, to be repurchased at $24,000,140 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2040, and with a value of $24,310,933.	$ 24,000,000	24,000,000
Fixed Income Clearing Corp., 0.00% (P), dated 01/29/2021, to be repurchased at $799,920 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $815,998.	799,920	799,920

Total Repurchase Agreements (Cost $24,799,920)		24,799,920

Total Investments Before Securities Sold Short (Cost $774,493,825)		801,554,130

TBA SHORT COMMITMENTS - (1.9)%
U.S. GOVERNMENT AGENCY OBLIGATION - (1.9)%
Uniform Mortgage-Backed Security
2.00%, TBA (C)	(700,000)	(722,149)

Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
TBA SHORT COMMITMENTS (continued)
U.S. GOVERNMENT AGENCY OBLIGATION (continued)
Uniform Mortgage-Backed Security (continued)
2.50%, TBA (C)	$ (6,100,000)	$ (6,424,539)
3.00%, TBA (C)	(5,400,000)	(5,683,816)

Total U.S. Government Agency Obligations (Proceeds $(12,779,313))		(12,830,504)

Total TBA Short Commitments (Proceeds $(12,779,313))		(12,830,504)

Net Other Assets (Liabilities), Net of Securities Sold Short - (18.1)%		(120,642,747)

Net Assets - 100.0%		$ 668,080,879

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02%	03/04/2021	USD	1,300,000	$(4,062)	$(1,739)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	02/04/2021	USD	2,900,000	(7,250)	(214)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	02/04/2021	USD	1,100,000	(2,664)	(102)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.04	02/11/2021	USD	2,900,000	(4,758)	(314)

Total								$(18,734)	$(2,369)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(18,734)	$(2,369)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2021 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.52%	USD	600,000	$9,056	$(17,054)	$26,110
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.62	USD	200,000	2,893	(401)	3,294
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.69	USD	700,000	9,174	(7,479)	16,653
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.21	USD	1,000,000	4,199	1,335	2,864
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.26	USD	1,400,000	10,598	3,543	7,055
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	3.01	EUR	1,300,000	(113,519)	(5,396)	(108,123)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.23	EUR	700,000	10,545	(7,361)	17,906

Total							$(67,054)	$(32,813)	$(34,241)

Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Buy Protection (U)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (S)	Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 35	5.00%	Quarterly	12/20/2025	USD 1,600,000	$(136,513)	$(112,119)	$(24,394)

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)	Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 34	5.00%	Quarterly	12/20/2025	EUR 3,847,974	$514,479	$498,573	$15,906
Markit iTraxx® Europe Index - Series 34	1.00	Quarterly	12/20/2025	EUR 10,700,000	321,198	265,263	55,935
North America Investment Grade Index - Series 35	1.00	Quarterly	12/20/2025	USD 6,300,000	139,993	119,101	20,892

Total					$975,670	$882,937	$92,733

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$524,085	$(159)	$524,244
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	252,000,000	(9,150)	284	(9,434)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	78,000,000	(29,919)	—	(29,919)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	78,000,000	(29,391)	—	(29,391)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	560,000,000	(7,715)	(201)	(7,514)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(2,974)	—	(2,974)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(3,079)	—	(3,079)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	350,000,000	(5,865)	—	(5,865)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	104,000,000	(2,875)	—	(2,875)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	210,000,000	(6,211)	—	(6,211)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	420,000,000	(13,053)	—	(13,053)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	90,000,000	(32,105)	(106)	(31,999)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	650,000,000	(208,794)	46,652	(255,446)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	410,000,000	(131,330)	5,978	(137,308)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,120,000,000	(197,393)	(39,357)	(158,036)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,260,000,000	(401,147)	(62,576)	(338,571)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(175,983)	(22,270)	(153,713)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(65,294)	15,130	(80,424)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	201,058	31,679	169,379
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(154,847)	(24,499)	(130,348)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(186,258)	14,674	(200,932)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	522,000,000	(417,694)	12,947	(430,641)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	767,200,000	(600,743)	36,783	(637,526)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	60,000,000	(51,029)	181	(51,210)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(79,331)	239	(79,570)
12-Month GBP-SONIA	Pay	0.50	Annually	06/16/2051	GBP	7,600,000	(65,214)	(596,084)	530,870
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	24,100,000	13,321	(122)	13,443
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	16,000,000	8,155	—	8,155
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	8,400,000	4,608	(364)	4,972
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	9,100,000	5,053	(9)	5,062
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	5,200,000	2,657	—	2,657
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	9,000,000	4,531	—	4,531
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	2,000,000	924	—	924
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	2,300,000	343	—	343
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	50,700,000	8,489	(1,903)	10,392
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	300,800,000	272,973	64,101	208,872

Total							$(1,831,197)	$(519,002)	$(1,312,195)

Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2021 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.76%	USD	1,900,000	$(45,912)	$(51,274)	$5,362
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	0.76	USD	1,500,000	15,416	7,171	8,245

Total								$(30,496)	$(44,103)	$13,607

										Value
OTC Swap Agreements, at value (Assets)										$15,416
OTC Swap Agreements, at value (Liabilities)										$(45,912)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	431	03/22/2021	$59,380,147	$59,060,469	$—	$(319,678)
German Euro BUXL	2	03/08/2021	546,003	537,117	—	(8,886)

Total					$—	$(328,564)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(113)	03/31/2021	$(14,220,286)	$(14,223,875)	$—	$(3,589)
30-Year U.S. Treasury Bond	(45)	03/22/2021	(7,857,709)	(7,592,344)	265,365	—
German Euro Bund	(2)	03/08/2021	(431,002)	(430,203)	799	—
U.K. Gilt	(5)	03/29/2021	(919,091)	(918,480)	611	—

Total					$266,775	$(3,589)

Total Futures Contracts					$266,775	$(332,153)

Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	03/10/2021	USD	31,484	MXN	632,000	783	—
BCLY	03/22/2021	USD	1,434,133	JPY	148,873,024	12,102	—
BNP	02/02/2021	USD	1,706,266	EUR	1,409,000	—	(3,697)
BNP	04/05/2021	USD	7,412,080	BRL	37,600,000	552,633	—
BOA	02/19/2021	USD	30,235,839	GBP	22,924,000	—	(1,176,195)
CITI	02/02/2021	USD	1,741,204	AUD	2,249,000	22,386	—
CITI	02/02/2021	EUR	1,417,000	USD	1,738,281	—	(18,608)
CITI	02/24/2021	USD	669,076	PEN	2,410,881	6,269	—
CITI	03/24/2021	USD	1,696,856	PEN	6,132,778	10,999	—
CITI	04/05/2021	USD	6,039,505	BRL	34,000,000	—	(163,186)
CITI	07/08/2021	USD	809,998	PEN	2,940,048	2,175	—
DUB	02/02/2021	USD	3,599,564	BRL	19,401,649	53,709	—
DUB	02/02/2021	BRL	19,401,649	USD	3,543,098	2,757	—
DUB	03/02/2021	BRL	19,401,649	USD	3,596,940	—	(53,957)
DUB	03/15/2021	USD	367,384	PEN	1,316,336	5,514	—
HSBC	02/02/2021	USD	3,543,098	BRL	19,401,649	—	(2,757)
HSBC	02/02/2021	BRL	19,401,649	USD	3,620,000	—	(74,145)
HSBC	02/19/2021	USD	264,523	JPY	27,763,198	—	(574)
HSBC	02/19/2021	GBP	513,000	USD	701,059	1,889	—
HSBC	03/22/2021	USD	5,211,789	JPY	541,126,976	42,958	—
HSBC	03/24/2021	CLP	1,604,412,000	USD	2,188,000	—	(3,207)
JPM	04/05/2021	USD	6,144,998	BRL	31,200,000	453,117	—
JPM	10/04/2021	USD	6,153,846	BRL	35,000,000	—	(158,972)
SCB	02/02/2021	USD	19,632,826	EUR	16,035,000	172,735	—
SCB	02/19/2021	GBP	6,046,000	USD	8,075,433	209,210	—
SCB	03/02/2021	USD	19,482,942	EUR	16,027,000	20,478	—

Total						$1,569,714	$(1,655,298)

Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$68,244,432	$—	$68,244,432
Corporate Debt Securities	—	239,598,134	—	239,598,134
Foreign Government Obligations	—	44,275,420	—	44,275,420
Mortgage-Backed Securities	—	55,697,813	—	55,697,813
Municipal Government Obligations	—	6,153,188	—	6,153,188
U.S. Government Agency Obligations	—	147,538,090	—	147,538,090
U.S. Government Obligations	—	181,223,308	—	181,223,308
Common Stock	169	—	—	169
Short-Term Foreign Government Obligation	—	6,588,267	—	6,588,267
Short-Term U.S. Government Obligations	—	6,099,923	—	6,099,923
Other Investment Company	21,335,466	—	—	21,335,466
Repurchase Agreements	—	24,799,920	—	24,799,920

Total Investments	$21,335,635	$780,218,495	$—	$801,554,130

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,022,135	$—	$1,022,135
Centrally Cleared Interest Rate Swap Agreements	—	1,046,197	—	1,046,197
Over-the-Counter Credit Default Swap Agreements	—	15,416	—	15,416
Futures Contracts (W)	266,775	—	—	266,775
Forward Foreign Currency Contracts (W)	—	1,569,714	—	1,569,714

Total Other Financial Instruments	$266,775	$3,653,462	$—	$3,920,237

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(12,830,504)	$—	$(12,830,504)

Total Securities Sold Short	$—	$(12,830,504)	$—	$(12,830,504)

Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(2,369)	$—	$(2,369)
Centrally Cleared Credit Default Swap Agreements	—	(250,032)	—	(250,032)
Centrally Cleared Interest Rate Swap Agreements	—	(2,877,394)	—	(2,877,394)
Over-the-Counter Credit Default Swap Agreements	—	(45,912)	—	(45,912)
Futures Contracts (W)	(332,153)	—	—	(332,153)
Forward Foreign Currency Contracts (W)	—	(1,655,298)	—	(1,655,298)

Total Other Financial Instruments	$(332,153)	$(4,831,005)	$—	$(5,163,158)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $156,267,287, representing 23.4% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $24,533,514, representing 3.7% of the Fund’s net assets.

Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At January 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,872,094	0.3%

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the value of this security is $1,823,414, representing 0.3% of the Fund’s net assets.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $96,257,316, collateralized by cash collateral of $21,335,466 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $76,889,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended January 31, 2021 was $267,875 at a weighted average interest rate of 0.09%.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $413,981.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,443,989.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,219,336.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Non-income producing security.
(P)	Rates disclosed reflect the yields at January 31, 2021.
(Q)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 16

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 17

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 18